Plant and equipment (Details) - USD ($)			12 Months Ended
	Feb. 01, 2020	Jan. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Net book value:
Plant and equipment			$ 9,290,308	$ 7,707,863
Cost
Cost:
Beginning balance			8,998,499	4,386,199
Additions			3,600,173	2,819,006
Adoption of IFRS 16			1,590,456
Disposals			(338,879)	(1,659)
Lease termination and derecognition			(425,932)
Foreign exchange translation difference			159,200	204,497
Ending balance			11,993,061	8,998,499
Amortization:
Lease termination and derecognition			(425,932)
Foreign exchange translation difference			159,200	204,497
Amortization
Cost:
Lease termination and derecognition			(204,590)
Foreign exchange translation difference			22,586	21,529
Amortization:
Beginning balance			1,290,636	461,796
Additions			1,634,675	808,278
Disposals			(40,554)	(967)
Lease termination and derecognition			(204,590)
Foreign exchange translation difference			22,586	21,529
Ending balance			2,702,753	1,290,636
Furniture and equipment
Net book value:
Plant and equipment			168,502	200,135
Furniture and equipment | Cost
Cost:
Beginning balance			438,358	364,510
Additions			32,937	56,854
Adoption of IFRS 16			0
Disposals				0
Foreign exchange translation difference			6,528	16,994
Ending balance			477,823	438,358
Amortization:
Foreign exchange translation difference			6,528	16,994
Furniture and equipment | Amortization
Cost:
Foreign exchange translation difference			4,068	7,932
Amortization:
Beginning balance			238,223	170,132
Additions			67,030	60,159
Disposals				0
Foreign exchange translation difference			4,068	7,932
Ending balance			309,321	238,223
Computer hardware
Net book value:
Plant and equipment			222,867	108,846
Computer hardware | Cost
Cost:
Beginning balance			209,170	98,338
Additions			208,294	107,907
Adoption of IFRS 16			0
Disposals				(1,659)
Foreign exchange translation difference			3,734	4,584
Ending balance			421,198	209,170
Amortization:
Foreign exchange translation difference			3,734	4,584
Computer hardware | Amortization
Cost:
Foreign exchange translation difference			1,816	2,257
Amortization:
Beginning balance			100,324	48,423
Additions			96,191	50,611
Disposals				(967)
Foreign exchange translation difference			1,816	2,257
Ending balance			198,331	100,324
Vehicles
Net book value:
Plant and equipment			1,089,925	42,798
Vehicles | Cost
Cost:
Beginning balance			299,386	286,050
Additions			1,090,673	0
Adoption of IFRS 16			0
Disposals			(10,907)	0
Lease termination and derecognition			0
Foreign exchange translation difference			5,445	13,336
Ending balance			1,384,597	299,386
Amortization:
Lease termination and derecognition			0
Foreign exchange translation difference			5,445	13,336
Vehicles | Amortization
Cost:
Lease termination and derecognition			0
Foreign exchange translation difference			4,667	7,397
Amortization:
Beginning balance			256,588	158,672
Additions			41,005	90,519
Disposals			(7,588)	0
Lease termination and derecognition			0
Foreign exchange translation difference			4,667	7,397
Ending balance			294,672	256,588
Leasehold improvements
Net book value:
Plant and equipment			161,620	213,704
Leasehold improvements | Cost
Cost:
Beginning balance			396,303	283,316
Additions			64,495	99,778
Adoption of IFRS 16			0
Disposals			(28,366)	0
Lease termination and derecognition			0
Foreign exchange translation difference			2,944	13,209
Ending balance			435,376	396,303
Amortization:
Lease termination and derecognition			0
Foreign exchange translation difference			2,944	13,209
Leasehold improvements | Amortization
Cost:
Lease termination and derecognition			0
Foreign exchange translation difference			1,685	3,943
Amortization:
Beginning balance			182,599	84,569
Additions			112,591	94,087
Disposals			(23,119)	0
Lease termination and derecognition			0
Foreign exchange translation difference			1,685	3,943
Ending balance			273,756	182,599
Right-of-use assets
Net book value:
Plant and equipment			927,334	1,077,554
Right-of-use assets | Cost
Cost:
Beginning balance			1,590,456	0
Additions			465,312	0
Adoption of IFRS 16			1,590,456
Disposals				0
Lease termination and derecognition			(425,932)
Foreign exchange translation difference			30,262
Ending balance			1,660,098	1,590,456
Amortization:
Lease termination and derecognition			(425,932)
Foreign exchange translation difference			30,262
Net book value:
Derecognition of right-of-use asset as a result of sublease	$ 298,708
Derecognition of right-of-use asset as a result of termination		$ 127,224
Right-of-use assets | Amortization
Cost:
Lease termination and derecognition			(204,590)
Foreign exchange translation difference			10,350
Amortization:
Beginning balance			512,902	0
Additions			414,102	512,902
Disposals				0
Lease termination and derecognition			(204,590)
Foreign exchange translation difference			10,350
Ending balance			732,764	512,902
Net book value:
Derecognition of right-of-use asset as a result of sublease	$ 120,131
Derecognition of right-of-use asset as a result of termination		$ 84,459
Production tooling and molds
Net book value:
Plant and equipment			6,720,060	6,064,826
Production tooling and molds | Cost
Cost:
Beginning balance			6,064,826	3,353,985
Additions			1,738,462	2,554,467
Adoption of IFRS 16			0
Disposals			(299,606)	0
Lease termination and derecognition			0
Foreign exchange translation difference			110,287	156,374
Ending balance			7,613,969	6,064,826
Amortization:
Lease termination and derecognition			0
Foreign exchange translation difference			110,287	156,374
Production tooling and molds | Amortization
Cost:
Lease termination and derecognition			0
Foreign exchange translation difference			0	0
Amortization:
Beginning balance			0	0
Additions			903,756	0
Disposals			(9,847)	0
Lease termination and derecognition			0
Foreign exchange translation difference			0	0
Ending balance			$ 893,909	$ 0